Stock-Based Compensation - Annual Activity Of Stock Units and Cash Units (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Settled Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of RSUs - Balance at beginning of year	267
Number of RSUs - Granted	0
Number of RSUs - Vested	0
Number of RSUs - Forfeited/expired	0
Number of RSUs - Balance at end of year	267	267
Weighted Average Grant Price, Balance at beginning of year	$ 14.90
Weighted Average Grant Price - Vested	$ 0.00
Weighted Average Grant Price - Forfeited/expired	$ 0.00
Weighted Average Grant Price - Granted	$ 0.00	$ 18.04	$ 12.65
Weighted Average Grant Price, Balance at end of year	$ 14.90	$ 14.90
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of RSUs - Balance at beginning of year	1,308
Number of RSUs - Granted	381
Number of RSUs - Vested	(606)
Number of RSUs - Forfeited/expired	(85)
Number of RSUs - Balance at end of year	998	1,308
Weighted Average Grant Price, Balance at beginning of year	$ 17.92
Weighted Average Grant Price - Vested	$ 16.71
Weighted Average Grant Price - Forfeited/expired	$ 24.83
Weighted Average Grant Price - Granted	$ 42.05	$ 21.77	$ 14.39
Weighted Average Grant Price, Balance at end of year	$ 27.26	$ 17.92
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of RSUs - Balance at beginning of year	2,043
Number of RSUs - Granted	326
Number of RSUs - Vested	(438)
Number of RSUs - Forfeited/expired	(47)
Number of RSUs - Balance at end of year	1,884	2,043
Weighted Average Grant Price, Balance at beginning of year	$ 13.79
Weighted Average Grant Price - Vested	$ 10.91
Weighted Average Grant Price - Forfeited/expired	$ 21.36
Weighted Average Grant Price - Granted	$ 42.03	$ 20.04	$ 12.66
Weighted Average Grant Price, Balance at end of year	$ 19.17	$ 13.79